Income Taxes - Significant Portions of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Gross deferred tax assets:
Net operating loss carry forwards	$ 430,327	$ 339,831
Accrued expenses and allowances	35,435	25,236
Inventory reserves	2,398	528
Alternative minimum tax credit and research and development credit		101
Deferred subscriber income	835	15
Valuation allowance	(48,685)
Deferred Tax Assets, Net of Valuation Allowance, Total	420,310	365,711
Gross deferred tax liabilities:
Deferred subscriber contract costs	(394,448)	(354,142)
Purchased intangibles	(29,128)	(28,744)
Property and equipment	(4,261)	(1,823)
Prepaid expenses	(1,687)	(107)
Deferred Tax Liabilities, Net	(429,524)	(384,816)
Net deferred tax liability	$ (9,214)	$ (19,105)